Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing
The Board and Compensation Committee are responsible for approving stock grants for executive officers. Stock awards are typically granted at the start of employment with the Company and around the end of the calendar year. The purpose of these stock grants is to set performance expectations for the executive officer over the next several years for the financial and operational success of the Company, thereby advancing the Company’s interests and the interests of the Company’s shareholders. One of the Board and Compensation Committee’s considerations when approving stock grants is reviewing the timing of the grant in relation to potential upcoming events, especially if the potential event involves material nonpublic information. The intention of the Board and Compensation Committee is to avoid having disclosure of material nonpublic information affect the value of the stock grant. During the year ended December 31, 2024, stock options were not awarded to a named executive officer in close proximity to a filing with the Securities and Exchange Commission that disclosed material nonpublic information.

Award Timing Method	Stock awards are typically granted at the start of employment with the Company and around the end of the calendar year.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	One of the Board and Compensation Committee’s considerations when approving stock grants is reviewing the timing of the grant in relation to potential upcoming events, especially if the potential event involves material nonpublic information. The intention of the Board and Compensation Committee is to avoid having disclosure of material nonpublic information affect the value of the stock grant.